North Square Spectrum Alpha Fund
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 1.8%
6,400 iShares
®
Russell 2000 ETF $ 1,373,760
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,419,531) 1,373,760
Shares Fair Value
MUTUAL FUNDS — 97.5%
2,926,756 North Square Dynamic Small Cap Fund, Class I
(a)(b)
43,520,861
818,981 North Square Kennedy MicroCap Fund, Class I
(a)
9,983,373
1,589,288 North Square Select Small Cap Fund, Class I
(a)(c)
20,628,960
TOTAL MUTUAL FUNDS (Cost $64,036,531) 74,133,194
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.8%
640,589
First American Treasury Obligations
Fund, Class X, 4.28%
(d)
640,589
TOTAL SHORT-TERM INVESTMENTS (Cost $640,589) 640,589
TOTAL INVESTMENTS — 100.1% (Cost
$66,096,651) $ 76,147,543
Liabilities in Excess of Other Assets — (0.1)% (73,199)
NET ASSETS — 100.0% $ 76,074,344
(a) Affiliated Company.
(b) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2025, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I was 57.2% of the Fund.
(c) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2025, the percentage of net assets invested in North Square Select Small Cap Fund, Class I was 27.1 % of the Fund.
(d) Rate disclosed is the seven day effective yield as of February 28, 2025.
ETF - Exchange-Traded Fund

North Square Dynamic Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1%
COMMUNICATIONS - 1.8%
INTERNET MEDIA & SERVICES - 0.6%
131,930 Eventbrite, Inc., Class A
(a)
$ 321,909
10,090 Grindr Inc.
(a)
185,152
28,420 Lyft, Inc., Class A
(a)
379,123
33,700 MediaAlpha, Inc.
(a)
313,073
39,830 Yelp, Inc.
(a)
1,366,567
2,565,824
TELECOMMUNICATIONS - 1.2%
10,470 IDT Corp., Class B
(a)
508,423
136,070 Telephone and Data Systems, Inc. 4,912,127
5,420,550
TOTAL COMMUNICATIONS 7,986,374
CONSUMER DISCRETIONARY - 14.1%
AUTOMOTIVE - 1.6%
176,983 American Axle & Manufacturing Holdings, Inc.
(a)
877,836
226,300 Dana, Inc. 3,365,081
21,650 Dorman Products, Inc.
(a)
2,846,109
7,089,026
CONSUMER SERVICES - 3.3%
44,510 Adtalem Global Education, Inc.
(a)
4,553,819
151,650 Coursera, Inc.
(a)
1,201,068
530 Graham Holdings Co. 521,398
21,960 Grand Canyon Education, Inc.
(a)
3,948,847
9,430 Stride, Inc.
(a)
1,290,024
44,940 Udemy, Inc.
(a)
433,222
57,430 Universal Technical Institute, Inc.
(a)
1,621,823
59,130 Upbound Group, Inc. 1,526,737
15,096,938
E-COMMERCE DISCRETIONARY - 1.7%
63,550 Chewy, Inc.
(a)
2,367,873
224,910 RealReal, Inc. (The)
(a)
1,533,886
123,890 Revolve Group, Inc.
(a)
3,290,518
90,890 Stitch Fix, Inc., Class A
(a)
429,910
7,622,187
HOME & OFFICE PRODUCTS - 0.1%
24,220 Arhaus, Inc., Class A
(a)
230,574
HOME CONSTRUCTION - 2.9%
35,790 Century Communities, Inc. 2,484,900
21,126 Forestar Group, Inc.
(a)
465,828
39,695 Griffon Corp. 2,871,536
53,391 Interface, Inc. 1,080,100
38,720 M/I Homes, Inc.
(a)
4,535,273

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1% (Continued)
CONSUMER DISCRETIONARY - 14.1% (Continued)
HOME CONSTRUCTION - 2.9% (continued)
6,440 Taylor Morrison Home Corp.
(a)
$ 396,962
44,760 TRI Pointe Homes, Inc.
(a)
1,417,102
13,251,701
LEISURE FACILITIES & SERVICES - 2.8%
104,170 Life Time Group Holdings, Inc.
(a)
3,173,018
48,330 OneSpaWorld Holdings Ltd. 922,136
231,360 Rush Street Interactive, Inc.
(a)
2,697,658
102,090 Travel + Leisure Co.
(a)
5,698,664
12,491,476
RETAIL - DISCRETIONARY - 1.7%
23,550 Abercrombie & Fitch Co., Class A
(a)
2,425,414
205,880 Aspen Aerogels, Inc.
(a)
1,566,746
10,175 Beacon Roofing Supply, Inc.
(a)
1,174,399
6,173 BlueLinx Holdings, Inc.
(a)
489,951
20,090 MarineMax, Inc.
(a)
509,282
21,372 Rush Enterprises, Inc., Class A 1,246,415
7,412,207
TOTAL CONSUMER DISCRETIONARY 63,194,109
CONSUMER STAPLES - 6.5%
BEVERAGES - 1.7%
4,780 Coca-Cola Consolidated, Inc. 6,773,833
25,160 National Beverage Corp. 1,002,123
7,775,956
FOOD - 2.5%
87,580 BellRing Brands, Inc.
(a)
6,417,863
9,820 Cal-Maine Foods, Inc. 887,630
37,830 Herbalife Ltd.
(a)
313,989
10,980 Lancaster Colony Corp. 2,098,882
47,400 Vital Farms, Inc.
(a)
1,569,414
11,287,778
HOUSEHOLD PRODUCTS - 0.5%
337,663 Honest Co., Inc. (The)
(a)
1,823,380
30,180 Nu Skin Enterprises, Inc., Class A 239,026
2,062,406
RETAIL - CONSUMER STAPLES - 1.0%
16,401 PriceSmart, Inc. 1,466,085

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1% (Continued)
CONSUMER STAPLES - 6.5% (Continued)
RETAIL - CONSUMER STAPLES - 1.0% (continued)
20,840 Sprouts Farmers Market, Inc.
(a)
$ 3,092,656
4,558,741
TOBACCO & CANNABIS - 0.3%
16,790 Turning Point Brands, Inc. 1,180,337
WHOLESALE - CONSUMER STAPLES - 0.5%
37,340 Chefs' Warehouse, Inc. (The)
(a)
2,336,737
TOTAL CONSUMER STAPLES 29,201,955
ENERGY - 5.7%
OIL & GAS PRODUCERS - 2.9%
17,420 Civitas Resources, Inc. 667,883
17,070 Gulfport Energy Corp.
(a)
2,898,486
14,070 Hess Midstream, LP, Class A 587,141
122,773 NextDecade Corp.
(a)
1,009,194
138,220 Par Pacific Holdings, Inc.
(a)
1,986,221
163,250 Plains GP Holdings LP, Class A
(a)
3,526,201
98,666 Sitio Royalties Corp., Class A 1,973,320
9,290 SM Energy Co. 303,876
12,952,322
OIL & GAS SERVICES & EQUIPMENT - 2.6%
45,390 Ameresco, Inc., Class A
(a)
535,602
195,770 Archrock, Inc. 5,309,281
57,750 Dnow, Inc.
(a)
922,845
96,537 Expro Group Holdings NV
(a)
1,147,825
120,880 Helix Energy Solutions Group, Inc.
(a)
1,041,986
111,550 Oceaneering International, Inc.
(a)
2,464,140
11,421,679
RENEWABLE ENERGY - 0.2%
12,160 American Superconductor Corp.
(a)
276,154
121,010 Green Plains, Inc.
(a)
710,328
986,482
TOTAL ENERGY 25,360,483
FINANCIALS - 14.2%
ASSET MANAGEMENT - 1.9%
22,490 Affiliated Managers Group, Inc. 3,842,416
98,540 Federated Hermes, Inc., Class B 3,818,425
19,050 Patria Investments Ltd.
(a)
215,837
4,056 Virtus Investment Partners, Inc. 761,595
8,638,273
BANKING - 9.7%
41,810 Ameris Bancorp 2,700,090

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1% (Continued)
FINANCIALS - 14.2% (Continued)
BANKING - 9.7% (continued)
83,290 Axos Financial, Inc.
(a)
$ 5,563,771
232,250 Banc of California, Inc. 3,453,558
97,840 Bank OZK 4,697,297
133,489 BankUnited, Inc. 5,016,516
19,045 Customers Bancorp, Inc.
(a)
1,028,430
17,390 Eagle Bancorp, Inc. 404,491
170,050 First BanCorp 3,310,874
26,178 Hanmi Financial Corp. 628,534
30,820 Independent Bank Corp. 2,113,019
22,300 International Bancshares Corp. 1,494,100
29,500 Live Oak Bancshares, Inc. 938,395
22,119 Meta Financial Group, Inc. 1,714,444
38,830 OFG Bancorp 1,649,887
54,350 Pacific Premier Bancorp, Inc. 1,298,422
17,070 Provident Financial Services, Inc. 311,528
5,180 ServisFirst Bancshares, Inc. 473,452
38,460 Synovus Financial Corp. 1,995,305
393,590 Valley National Bancorp 3,872,925
42,665,038
INSTITUTIONAL FINANCIAL SERVICES - 0.4%
82,980 Perella Weinberg Partners 1,917,668
INSURANCE - 1.2%
27,280 Jackson Financial, Inc. 2,499,666
27,530 Mercury General Corp. 1,484,693
22,140 NMI Holdings, Inc., Class A
(a)
806,782
2,940 Root, Inc.
(a)
397,400
3,490 Selective Insurance Group, Inc. 300,297
5,488,838
SPECIALTY FINANCE - 1.0%
12,650 Bread Financial Holdings, Inc. 683,100
20,930 Dave Inc.
(a)
2,106,814
39,682 Enact Holdings, Inc. 1,364,267
38,330 Marathon Digital Holdings, Inc.
(a)
533,554
4,687,735
TOTAL FINANCIALS 63,397,552
HEALTH CARE - 14.1%
BIOTECH & PHARMA - 9.7%
38,930 89bio, Inc.
(a)
359,324
196,080 Acadia Pharmaceuticals, Inc.
(a)
3,843,167
29,320 ADMA Biologics, Inc.
(a)
480,555
18,500 Agios Pharmaceuticals, Inc.
(a)
657,490

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1% (Continued)
HEALTH CARE - 14.1% (Continued)
BIOTECH & PHARMA - 9.7% (continued)
37,650 Akero Therapeutics, Inc.
(a)
$ 1,849,368
205,450 Amicus Threaputic, Inc.
(a)
1,949,721
166,590 Amneal Pharmaceuticals, Inc.
(a)
1,444,335
138,505 Apellis Pharmaceuticals, Inc.
(a)
3,483,400
44,857 Arcus Biosciences, Inc.
(a)
488,493
473,249 Ardelyx, Inc.
(a)
2,536,615
108,110 Arvinas, Inc.
(a)
1,913,547
271,480 BioCryst Pharmaceuticals, Inc.
(a)
2,337,443
15,380 Blueprint Medicines Corp.
(a)
1,485,247
28,910 Celldex Therapeutics, Inc.
(a)
594,679
159,221 Cogent Biosciences, Inc.
(a)
1,198,934
149,430 Dyne Therapeutics, Inc.
(a)
2,033,742
883,793 Geron Corp.
(a)
1,555,476
67,710 Harmony Biosciences Holdings, Inc.
(a)
2,291,984
39,820 Iovance Biotherapeutics, Inc.
(a)
168,638
39,841 iTeos Therapeutics Inc.
(a)
289,246
24,500 Keros Therapeutics Inc
(a)
271,460
36,769 Kiniksa Pharmaceuticals International PLC
(a)
745,675
193,488 Kura Oncology, Inc.
(a)
1,491,792
70,090 Merus NV
(a)
3,300,538
6,930 Mirum Pharmaceuticals, Inc.
(a)
329,660
247,180 Relay Therapeutics, Inc.
(a)
842,884
6,435 Rhythm Pharmaceuticals, Inc.
(a)
353,346
274,900 Syndax Pharmaceuticals, Inc.
(a)
4,299,435
10,830 Ultragenyx Pharmaceutical, Inc.
(a)
464,824
16,290 Xenon Pharmaceuticals, Inc.
(a)
603,056
43,664,074
HEALTH CARE FACILITIES & SERVICES - 1.5%
85,190 Accolade, Inc.
(a)
593,774
597,201 Agilon Health, Inc.
(a)
1,863,267
27,270 GeneDx Holdings Corp.
(a)
2,804,719
78,560 Owens & Minor, Inc.
(a)
752,605
25,250 Pennant Group, Inc. (The)
(a)
574,943
6,589,308
MEDICAL EQUIPMENT & DEVICES - 2.9%
216,452 10X Genomics, Inc., Class A
(a)
2,313,871
6,870 AtriCure, Inc.
(a)
266,144
53,002 Butterfly Network, Inc.
(a)
191,867
48,810 Castle Biosciences, Inc.
(a)
1,058,201
18,840 Inspire Medical Systems, Inc.
(a)
3,496,515
38,590 LivaNova PLC
(a)
1,606,502
19,440 Orthofix Medical, Inc.
(a)
337,867

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1% (Continued)
HEALTH CARE - 14.1% (Continued)
MEDICAL EQUIPMENT & DEVICES - 2.9% (continued)
44,145 RxSight, Inc.
(a)
$ 1,251,952
12,807 STAAR Surgical Co.
(a)
224,123
15,267 Surmodics, Inc.
(a)
501,674
43,480 Veracyte, Inc.
(a)
1,511,365
12,760,081
TOTAL HEALTH CARE 63,013,463
INDUSTRIALS - 14.6%
AEROSPACE & DEFENSE - 0.6%
6,970 AAR Corp. 453,189
76,980 Leonardo DRS
(a)
2,344,041
2,797,230
COMMERCIAL SUPPORT SERVICES - 2.2%
54,974 ABM Industries, Inc. 2,986,738
95,196 AMN Healthcare Services, Inc.
(a)
2,410,363
27,458 Brady Corp., Class A 1,989,881
18,331 CorVel Corp.
(a)
2,021,359
6,360 Viad Corp.
(a)
252,492
9,660,833
ELECTRICAL EQUIPMENT - 4.1%
53,120 Atkore, Inc. 3,266,880
83,347 Atmus Filtration Technologies Inc. 3,317,211
13,600 Badger Meter, Inc. 2,860,488
63,860 Itron, Inc.
(a)
6,953,715
44,159 Napco Security Technologies, Inc.
(a)
1,084,545
4,500 NEXTracker, Inc., Class A
(a)
198,090
4,000 Powell Industries, Inc. 678,840
18,359,769
ENGINEERING & CONSTRUCTION - 3.3%
58,750 Frontdoor, Inc.
(a)
2,671,950
47,280 Granite Construction, Inc. 3,904,382
3,080 IES Holdings, Inc.
(a)
549,256
71,000 Primoris Services Corp. 5,093,541
1,800 Sterling Construction Co., Inc.
(a)
228,978
72,389 Tutor Perini Corp.
(a)
2,127,513
14,575,620
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.7%
88,440 Mueller Industries, Inc. 7,091,119

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1% (Continued)
INDUSTRIALS - 14.6% (Continued)
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.7% (continued)
11,960 Xometry, Inc., Class A
(a)
$ 326,747
7,417,866
INDUSTRIAL SUPPORT SERVICES - 0.2%
3,610 Applied Industrial Technologies, Inc. 904,594
MACHINERY - 1.3%
7,810 Astec Industries, Inc. 277,880
162,000 Mueller Water Products, Inc. 4,173,120
12,800 Oshkosh Corp. 1,309,440
5,760,440
MARINE TRANSPORTATION - 0.7%
21,100 Matson, Inc. 3,039,877
TRANSPORTATION & LOGISTICS - 0.3%
85,740 Sun Country Airlines Holdings, Inc.
(a)
1,381,271
TRANSPORTATION EQUIPMENT - 0.2%
14,980 Greenbrier Companies, Inc. (The) 841,876
TOTAL INDUSTRIALS 64,739,376
MATERIALS - 4.5%
CHEMICALS - 1.3%
21,860 Chemours Co. (The) 326,807
245,220 Huntsman Corp. 4,151,574
4,372 Sensient Technologies Corp. 303,417
124,306 Tronox Holdings PLC, Class A
(a)
964,615
5,746,413
CONSTRUCTION MATERIALS - 0.3%
12,030 United States Lime & Minerals, Inc. 1,129,016
FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
30,700 Boise Cascade Co. 3,182,362
METALS & MINING - 0.9%
101,320 Century Aluminum Co.
(a)
1,920,013
81,170 Constellium SE, Class A
(a)
923,715
9,970 Kaiser Aluminum Corp. 705,477

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1% (Continued)
MATERIALS - 4.5% (Continued)
METALS & MINING - 0.9% (continued)
36,950 SunCoke Energy, Inc. $ 335,137
3,884,342
STEEL - 1.3%
29,000 Carpenter Technology Corp. 6,005,030
TOTAL MATERIALS 19,947,163
REAL ESTATE - 6.6%
REAL ESTATE OWNERS & DEVELOPERS - 0.5%
18,931 McGrath RentCorp
(a)
2,309,582
REAL ESTATE SERVICES - 2.0%
100,790 Anywhere Real Estate, Inc.
(a)
349,741
536,290 Compass, Inc., Class A
(a)
4,821,248
111,444 Corporate Office Properties Trust 3,012,331
47,390 Newmark Group, Inc., Class A 695,211
8,878,531
REIT - 4.1%
10,023 American Assets Trust, Inc. 225,117
67,290 Americold Realty Trust, Inc. 1,542,960
14,280 Community Healthcare Trust, Inc. 267,607
37,808 CoreCivic, Inc. 709,278
202,402 Douglas Emmett, Inc. 3,501,555
25,590 Highwoods Properties, Inc. 745,437
563,497 Hudson Pacific Properties, Inc. 1,848,270
8,630 Kite Realty Group Trust 197,886
6,360 NexPoint Residential Trust, Inc. 270,618
270,242 Outfront Media, Inc. 5,026,500
40,110 Tanger Factory Outlet Centers, Inc. 1,421,900
260,810 Uniti Group, Inc. 1,497,049
56,270 Urban Edge Properties 1,159,162
18,413,339
TOTAL REAL ESTATE 29,601,452
TECHNOLOGY - 13.5%
SEMICONDUCTORS - 2.3%
28,650 ACM Research, Inc., Class A
(a)
743,181
63,030 Ambarella, Inc.
(a)
3,871,933
85,230 Rambus, Inc.
(a)
4,763,505
72,510 SkyWater Technology Inc
(a)
676,518
10,055,137
SOFTWARE - 5.9%
41,370 ACI Worldwide, Inc.
(a)
2,372,570
50,160 Alarm.com Holdings, Inc.
(a)
2,913,794

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1% (Continued)
TECHNOLOGY - 13.5% (Continued)
SOFTWARE - 5.9% (continued)
39,710 Alignment Healthcare, Inc.
(a)
$ 623,050
36,200 Alkami Technology, Inc.
(a)
1,116,408
13,131 Appfolio, Inc., Class A
(a)
2,816,600
21,830 Bandwidth, Inc., Class A
(a)
348,625
181,064 Clearwater Analytics Holdings, Inc., Class A
(a)
5,631,089
2,310 CommVault Systems, Inc.
(a)
393,994
136,216 DoubleVerify Holdings, Inc.
(a)
1,893,402
112,460 Freshworks, Inc., Class A
(a)
1,918,568
50,510 Olo, Inc.
(a)
348,014
24,940 Phreesia, Inc.
(a)
661,908
121,980 RingCentral, Inc., Class A
(a)
3,470,330
27,910 SEMrush Holdings, Inc.
(a)
307,010
11,290 Verra Mobility Corp., Class A
(a)
258,428
109,620 Weave Communications, Inc.
(a)
1,381,212
26,455,002
TECHNOLOGY HARDWARE - 2.3%
64,940 A10 Networks, Inc.
(a)
1,350,103
72,320 Arlo Technologies, Inc.
(a)
1,039,962
9,560 Fabrinet
(a)
1,912,478
95,060 Harmonic, Inc.
(a)
980,069
205,660 Pitney Bowes, Inc. 2,227,297
5,860 Plexus Corp.
(a)
778,911
78,770 TTM Technologies, Inc.
(a)
1,899,145
16,950 Turtle Beach Corp.
(a)
290,523
10,478,488
TECHNOLOGY SERVICES - 3.0%
32,050 Cleanspark, Inc.
(a)
256,080
36,700 Euronet Worldwide, Inc.
(a)
3,760,282
85,880 ExlService Holdings, Inc.
(a)
4,160,887
68,840 LiveRamp Holdings, Inc.
(a)
2,056,939
16,382 Maximus, Inc. 1,068,106
13,850 MoneyLion, Inc.
(a)
1,206,612
18,406 Paymentus Holdings, Inc.
(a)
504,324
39,990 Riot Blockchain, Inc.
(a)
371,107
13,384,337
TOTAL TECHNOLOGY 60,372,964
UTILITIES - 2.5%
ELECTRIC UTILITIES - 2.0%
97,760 Clearway Energy, Inc., Class C 2,739,235
123,850 Hawaiian Electric Industries, Inc.
(a)
1,356,158

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.1% (Continued)
UTILITIES - 2.5% (Continued)
ELECTRIC UTILITIES - 2.0% (continued)
116,950 Portland General Electric Co. $ 5,242,868
9,338,261
GAS & WATER UTILITIES - 0.5%
65,050 Aris Water Solution, Inc., Class A 2,046,473
TOTAL UTILITIES 11,384,734
TOTAL COMMON STOCKS
(Cost $415,644,613) 438,199,625
Shares Fair Value
EXCHANGE-TRADED FUNDS — 1.3%
26,489 iShares® Russell 2000 ETF 5,685,864
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,708,685) 5,685,864
Shares Fair Value
RIGHTS — 0.0%
(b)
BIOTECH & PHARMA - 0.0%
(b)
29,400 Novartis A.G. CVR –
TOTAL RIGHTS (Cost $–) –
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.6%
2,627,297
First American Treasury Obligations
Fund, Class X, 4.28%
(c)
2,627,297
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,627,297) 2,627,297
TOTAL INVESTMENTS — 100.0% (Cost
$423,980,595) $ 446,512,786
Other Assets in Excess of Liabilities — 0.0%
(b)
187,500
NET ASSETS — 100.0% $ 446,700,286
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of February 28, 2025.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust

North Square Multi Strategy Fund
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 47.1%
19,100 Invesco
®
S&P 500
®
GARP ETF $ 2,016,960
17,700 iShares MSCI EAFE ETF 1,443,966
200,000
North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
(a)
5,041,000
21,900 Vanguard
®
Dividend Appreciation ETF 4,448,547
8,700 Vanguard
®
Growth ETF 3,529,851
15,085 Vanguard
®
Value ETF 2,687,091
TOTAL EXCHANGE-TRADED FUNDS
(Cost $16,624,698) 19,167,415
Shares Fair Value
MUTUAL FUNDS — 51.4%
525,210 North Square Altrinsic International Equity Fund, Class I
(a)
5,987,394
435,236 North Square Dynamic Small Cap Fund, Class I
(a)
6,471,962
81,898 North Square Kennedy MicroCap Fund, Class I
(a)
998,337
545,792 North Square McKee Bond Fund, Class I
(a)
4,841,178
203,459 North Square Select Small Cap Fund, Class I
(a)
2,640,895
TOTAL MUTUAL FUNDS (Cost $18,422,701) 20,939,766
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.5%
597,284
First American Treasury Obligations
Fund, Class X, 4.28%
(b)
597,284
TOTAL SHORT-TERM INVESTMENTS (Cost $597,284) 597,284
TOTAL INVESTMENTS — 100.0% (Cost
$35,644,683) $ 40,704,465
Other Assets in Excess of Liabilities — 0.0%
(c)
17,952
NET ASSETS — 100.0% $ 40,722,417
(a) Affiliated Company.
(b) Rate disclosed is the seven day effective yield as of February 28, 2025.
(c) Percentage rounds to less than 0.1%.
EAFE - Europe, Australasia and Far East
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International

North Square Preferred and Income Securities Fund
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 0.9%
100,000
North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
(a)
$ 2,520,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,505,000) 2,520,500
Principal
Amount ($) Fair Value
CORPORATE BONDS — 97.1%
COMMUNICATIONS — 4.6%
ENTERTAINMENT CONTENT — 1.3%
3,800,000 Paramount Global, 6.250%, 02/28/57
(b)
3,661,360
TELECOMMUNICATIONS — 3.3%
5,000,000
Rogers Communications, Inc., 7.125%, (H15T5Y + 262bps),
04/15/55
(b)
5,032,008
5,000,000
Vodafone Group PLC, 5.125%, (H15T5Y + 307bps),
06/04/81
(b)
3,868,888
8,900,896
CONSUMER DISCRETIONARY — 2.8%
AUTOMOTIVE — 2.8%
4,757,000 General Motors Financial Co., Inc., 5.750%, Perpetual
(b)
4,639,760
3,000,000 General Motors Financial Co., Inc., 6.500, Perpetual
(b)
2,982,313
7,622,073
ENERGY — 10.9%
OIL & GAS PRODUCERS — 10.9%
5,000,000
BP Capital Markets PLC, 6.125%, (H15T5Y + 167bps),
Perpetual
(b)
4,959,236
5,500,000 Enbridge, Inc., 7.200%, (H15T5Y + 297bps), 06/27/54
(b)
5,676,512
2,000,000 Enbridge, Inc., 5.500%, (TSFR3M + 368bps), 07/15/77
(b)
1,955,210
8,315,000 Energy Transfer LP, 6.625%,, Perpetual
(b)
8,300,878
6,250,000
South Bow Canadian Infrastructure Holdings Ltd., 7.500%,
(H15T5Y + 367bps), 03/01/55
(b),(c)
6,444,235
2,892,000 TransCanada Trust, 5.300%, 03/15/77
(b)
2,826,356
30,162,427
FINANCIALS — 44.4%
ASSET MANAGEMENT — 5.8%
7,000,000 Charles Schwab Corp. (The), 5.375%, Perpetual
(b)
7,019,579
8,000,000 UBS Group AG, 4.375%, Perpetual
(b)
7,014,944
2,000,000
UBS Group AG, 7.125%, (USISSO05 + 318bps),
Perpetual
(b),(c)
2,005,882
16,040,405
BANKING — 33.0%
2,000,000 Banco Bilbao Vizcaya Argentaria SA, 6.000%, Perpetual
(b)
2,110,558

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 97.1% (Continued)
FINANCIALS — 44.4% (Continued)
BANKING — 33.0% (Continued)
2,000,000
Banco Bilbao Vizcaya Argentaria SA, 6.125%, (USSW5 +
387bps), Perpetual
(b)
$ 1,927,282
1,000,000
Banco de Sabadell SA, 5.000%, (EUSA5 + 517bps),
Perpetual
(b)
1,039,061
1,000,000
Banco Santander SA, 3.625%, (EUAMDB05 + 376bps),
Perpetual
(b)
959,758
6,000,000
Banco Santander SA, 8.000%, (H15T5Y + 391bps),
Perpetual
(b)
6,360,366
6,000,000 Barclays PLC, 4.375%, (H15T5Y + 341bps), Perpetual
(b)
5,553,861
2,000,000 Barclays PLC, 7.625%, (USISSO05 + 369bps), Perpetual
(b)
2,008,920
5,000,000 CaixaBank SA, 3.625%, (EUSA5 + 386bps), Perpetual
(b),(c)
4,846,186
2,000,000 Citigroup, Inc., 3.875%, Perpetual
(b)
1,957,320
6,100,000 Citigroup, Inc., 4.150%, Perpetual
(b)
5,923,956
2,500,000 Citigroup, Inc., 6.950%, (H15T5Y + 273bps), Perpetual
(b)
2,524,680
4,405,000 Citizens Financial Group, Inc., 4.000%, Perpetual
(b)
4,251,723
5,637,000 Comerica, Inc., 5.625%, Perpetual
(b)
5,626,826
2,000,000 Commerzbank AG, 4.250%, (EUSA5 + 439bps), Perpetual
(b)
2,030,108
7,800,000
Deutsche Bank AG, 4.789%, (USISOA05 + 436bps),
Perpetual
(b)
7,791,031
1,000,000
HSBC Holdings PLC, 6.875%, (H15T5Y + 330bps),
Perpetual
(b)
1,007,778
1,000,000
HSBC Holdings PLC, 6.950%, (H15T5Y + 319bps),
Perpetual
(b)
1,011,625
1,248,000 Huntington Bancshares, Inc., 4.450%, Perpetual
(b)
1,219,849
4,185,000 ING Groep NV, 3.875%, (H15T5Y + 286bps), Perpetual
(b)
3,902,495
3,500,000 ING Groep NV, 4.250%, (H15T5Y + 286bps), Perpetual
(b)
2,933,494
7,614,000 KeyCorp, 5.000%, Perpetual
(b)
7,535,131
4,500,000 NatWest Group PLC, 4.600%, Perpetual
(b)
3,898,660
5,000,000
Raiffeisen Bank International AG, 4.500%, (EUAMDB05 +
388bps), Perpetual
(b)
5,139,541
4,800,000 Svenska Handelsbanken AB, 4.750%, Perpetual
(b)
4,380,000
5,000,000 Wells Fargo & Co, 5.875%, Perpetual
(b)
5,006,868
90,947,077
SPECIALTY FINANCE — 5.6%
4,700,000 Capital One Financial Corp., 3.950%, Perpetual
(b)
4,550,457
6,100,000 Discover Financial Services  Series C, 5.500%, Perpetual
(b)
5,973,029
4,810,000
Discover Financial Services, 6.125%, (H15T5Y + 578bps),
Perpetual
(b)
4,818,965
15,342,451

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 97.1% (Continued)
UTILITIES — 34.4%
ELECTRIC UTILITIES — 31.9%
7,000,000 Algonquin Power & Utilities Corp., 4.750%, 01/18/82
(b)
$ 6,711,352
8,782,000
American Electric Power Co., Inc., 6.950%, (H15T5Y +
268bps), 12/15/54
(b)
8,996,852
7,650,000
CenterPoint Energy, Inc., 6.850%, (H15T5Y + 295bps),
02/15/55
(b)
7,738,214
8,751,000 CMS Energy Corp., 4.750%, (H15T5Y + 412bps), 06/01/50
(b)
8,305,528
7,900,000
Dominion Energy, Inc., 6.625%, (H15T5Y + 221bps),
05/15/55
(b)
7,993,634
8,500,000 Duke Energy Corp., 6.450%, (H15T5Y + 259bps), 09/01/54
(b)
8,598,183
5,000,000 Emera, Inc., 6.750%, 06/15/76
(b)
5,052,460
2,000,000 EUSHI Finance, Inc., 7.625%, 12/15/54
(c)
2,097,050
1,000,000 Exelon Corp., 6.500%, (H15T5Y + 198bps), 03/15/55
(b)
1,002,613
7,700,000
NextEra Energy Capital Holdings, Inc., 6.750%, (H15T5Y +
246bps), 06/15/54
(b)
7,911,696
7,752,000 NiSource Inc., 6.375%, (H15T5Y + 253bps), 03/31/55
(b)
7,746,677
4,848,000
NRG Energy, Inc., 10.250%, (H15T5Y + 592bps),
Perpetual
(b),(c)
5,411,593
2,000,000 Southern Co. (The), 6.375%, 03/15/55
(b)
2,018,051
7,725,000 Vistra Corp., 8.875%, (H15T5Y + 505bps), Perpetual
(b)
8,293,583
87,877,486
GAS & WATER UTILITIES — 2.5%
7,000,000 AltaGas Ltd., 7.200%, (H15T5Y + 357bps), 10/15/54
(b),(c)
7,023,891
TOTAL CORPORATE BONDS
(Cost $257,228,888) 267,578,066
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.4%
1,108,559
First American Treasury Obligations
Fund, Class X, 4.28%
(d)
1,108,559
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,108,559) 1,108,559
TOTAL INVESTMENTS — 98.4% (Cost
$260,842,447) $ 271,207,125
Other Assets in Excess of Liabilities — 1.6% 4,541,042
NET ASSETS — 100.0% $ 275,748,167
(a) Affiliated Company.

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of February 28, 2025 the total market value of 144A securities is 27,828,837 or 10.1% of net assets.
(d) Rate disclosed is the seven day effective yield as of February 28, 2025.
ETF - Exchange-Traded Fund

North Square Tactical Growth Fund
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 94.6%
688,900 Financial Select Sector SPDR
®
Fund $ 35,946,802
168,575 Invesco QQQ Trust, Series 1 85,664,758
226,700 iShares
®
3-7 Year Treasury Bond ETF 26,702,993
230,900 iShares
®
Core High Dividend ETF 27,874,248
627,100 iShares
®
MSCI Eurozone ETF 32,853,769
123,600 iShares
®
Russell 2000 ETF 26,530,740
93,400 iShares
®
Russell 3000 ETF 31,570,134
129,440 SPDR
®
S&P 500® ETF Trust 76,910,659
398,700 VanEck Gold Miners ETF 15,836,364
206,787 Vanguard Growth ETF 83,899,689
354,498 Vanguard Value ETF 63,146,729
113,200 WisdomTree Europe Hedged Equity ETF 5,563,780
TOTAL EXCHANGE-TRADED FUNDS
(Cost $300,106,932) 512,500,665
Shares Fair Value
SHORT-TERM INVESTMENTS — 5.5%
29,737,554
First American Treasury Obligations
Fund, Class X, 4.28%
(a)
29,737,554
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,737,554) 29,737,554
TOTAL INVESTMENTS — 100.1% (Cost
$329,844,486) $ 542,238,219
Liabilities in Excess of Other Assets — (0.1)% (471,822)
NET ASSETS — 100.0% $ 541,766,397
(a) Rate disclosed is the seven day effective yield as of February 28, 2025.
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipt

North Square Tactical Defensive Fund
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 52.5%
239,200 SPDR
®
Portfolio Developed World ex-US ETF $ 8,714,056
79,400 SPDR
®
Portfolio Emerging Markets ETF 3,085,484
209,800 SPDR
®
Portfolio S&P 500
®
ETF
(a)
14,662,922
40,100 SPDR
®
Portfolio S&P 600
®
Small Cap ETF 1,749,563
TOTAL EXCHANGE-TRADED FUNDS
(Cost $23,698,954) 28,212,025
Shares Fair Value
SHORT-TERM INVESTMENTS — 47.6%
25,569,031
First American Treasury Obligations
Fund, Class X, 4.28%
(b),(c)
25,569,031
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,569,031) 25,569,031
TOTAL INVESTMENTS — 100.1% (Cost
$49,267,985) $ 53,781,056
Liabilities in Excess of Other Assets — (0.1)% (28,182)
NET ASSETS — 100.0% $ 53,752,874
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2025, the percentage of net assets invested in SPDR
®
Portfolio S&P 500
®
ETF Trust was 27.3% of the Fund. The financial
statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of February 28, 2025.
(c) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2025, the percentage of net assets invested in First American Treasury Obligation Fund, Class X was 47.6% of the Fund. The
financial statements and portfolio holdings for these securities can be found at www.firstamericanfunds.
com.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

North Square Core Plus Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
SPECIALTY FINANCE — 0.5%
4,750 Synchrony Financial, Series B, 8.25% $ 121,600
TOTAL PREFERRED STOCKS
(Cost $122,123) 121,600
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 13.2%
124,605
Ameriquest Mortgage Securities, Inc., 2005-R3 M4, 5.364%,
(TSFR1M + 104bps), 05/25/35
(a)
124,153
124,861
Bear Stearns Asset Backed Securities I Trust, Series 2004-
HE7, 5.334%, (TSFR1M + 101bps), 08/25/34
(a)
122,481
175,000 BMW Vehicle Lease Trust, 2024-2 A3, 4.180%, 02/25/27 174,679
103,302
BXP Trust 2017-CQHP, 5.209%, (TSFR1M + 90bps),
11/15/34
(a),(b)
101,499
100,000
CFCRE Commercial Mortgage Trust 2011-C2 E, 5.080%,
12/15/47
(a),(b)
92,275
130,458
Citigroup Commercial Mortgage Trust 2014-GC23, 4.445%,
07/10/47
(a),(b)
123,790
3,500,000
Citigroup Commercial Mortgage Trust 2020-555, 0.741%,
12/10/29
(a),(b)
113,330
161,665 COMM 2010-C1 D Mortgage Trust, 5.792%, 07/10/46
(a),(b)
160,035
120,382 COMM 2013-CCE11 Mortgage Trust, 4.463%, 08/10/50
(a),(b)
115,260
100,000 COMM 2013-CCRE7 Mortgage Trust, 4.243%, 03/10/46
(a),(b)
89,550
120,000 Dell Equipment Finance Trust 2023-A3, 5.930%, 06/22/26
(b)
121,422
60,000
Honda Auto Receivables 2024-3 Owner Trust, 4.570%,
10/21/27
60,295
25,000 Hyundai Auto Receivables Trust, 2024-C, 4.410%, 05/15/29 25,059
129,609
Impac CMB Trust, 2005-4 1M1, 5.079%, (TSFR1M + 54bps),
05/25/35
(a)
123,308
175,375
JPMorgan Chase Commercial Mortgage Securities
2012-WLDN-A A, 3.905%, 05/05/30
(b)
163,099
174,964
JPMorgan Chase Commercial Mortgage Securities Trust 2012-
D, 4.964%, 05/15/45
(a)
171,524
132,815
JPMorgan Chase Commercial Mortgage Securities, 2019 MFP
D, 6.019%, (TSFR1M + 171bps), 07/15/36
(a),(b)
131,964
95,000 Mercedes-Benz Auto Lease Trust, 2024-A, 5.320%, 02/16/27 96,341
206,000
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-
C5 E, 4.680%, 08/15/45
(a),(b)
201,148
126,682
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-
C17 E, 3.500%, 08/15/47
(b)
123,014
100,000
Morgan Stanley Capital I Trust 2014-150E, 3.912%,
09/09/32
(b)
90,500

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 13.2% (Continued)
216,810
Morgan Stanley Capital I Trust, 2011-C2 D, 5.211%,
06/15/44
(a),(b)
$ 214,816
188,000 Nissan Auto Lease Trust 2025-A A3, 4.750%, 03/15/28 189,681
97,210
Structured Adjustable Rate Mortgage Loan Trust 2004-4 B1,
6.448%, 04/25/34
93,101
45,000 Verizon Master Trust, 2024-3 A1A, 5.340%, 04/22/30 45,947
165,681
Wells Fargo Commercial Mortgage Trust 2014-LC18, 3.959%,
12/15/47
163,924
TOTAL ASSET BACKED SECURITIES
(Cost $3,214,936) 3,232,195
Principal
Amount ($) Fair Value
CORPORATE BONDS — 40.0%
COMMUNICATIONS — 3.0%
CABLE & SATELLITE — 0.9%
180,000 Cable One, Inc., 4.000%, 11/15/30
(b)
146,516
80,000 Comcast Corp., 3.250%, 11/01/39 62,598
209,114
ENTERTAINMENT CONTENT — 1.4%
54,000 AMC Networks, Inc., 10.250%, 01/15/29
(b)
57,284
104,000 AMC Networks, Inc., 4.250%, 02/15/29 81,051
75,000 Fox Corp., 6.500%, 10/13/33 80,532
75,000 Paramount Global, 6.250%, 02/28/57
(a)
72,264
60,000 Walt Disney Co. (The), 3.500%, 05/13/40 49,484
340,615
INTERNET MEDIA & SERVICES — 0.3%
20,000 Meta Platforms, Inc., 5.600%, 05/15/53 20,573
54,000 Ziff Davis, Inc., 4.625%, 10/15/30
(b)
49,882
70,455
TELECOMMUNICATIONS — 0.4%
20,000 AT&T, Inc., 4.350%, 03/01/29 19,815
19,000 AT&T, Inc., 5.400%, 02/15/34 19,434
95,000 Verizon Communications, Inc., 2.650%, 11/20/40 67,483
106,732
CONSUMER DISCRETIONARY — 3.4%
APPAREL & TEXTILE PRODUCTS — 0.4%
100,000 Crocs, Inc., 4.250%, 03/15/29
(b)
93,847
AUTOMOTIVE — 1.3%
45,000 American Honda Finance Corp., 2.000%, 03/24/28 41,788
60,000 Ford Motor Co. Class B, 3.250%, 02/12/32 50,105
62,000 General Motors Financial Co., Inc., 5.550%, 07/15/29 63,000

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 40.0% (Continued)
CONSUMER DISCRETIONARY — 3.4% (Continued)
AUTOMOTIVE — 1.3% (Continued)
15,000 General Motors Financial Co., Inc., 5.350%, 01/07/30 $ 15,066
24,000 General Motors Financial Co., Inc., 5.625%, 04/04/32 24,073
75,000 General Motors Financial Co., Inc., 5.750%, Perpetual
(a)
73,151
45,000 Toyota Motor Credit Corp., 5.350%, 01/09/36 46,026
313,209
CONSUMER SERVICES — 0.3%
82,000 Rent-A-Center, Inc., 6.375%, 02/15/29
(b)
80,276
LEISURE FACILITIES & SERVICES — 0.7%
147,000 Full House Resorts, Inc., 8.250%, 02/15/28
(b)
148,185
27,000 McDonald's Corp., 3.600%, 07/01/30 25,742
173,927
RETAIL - DISCRETIONARY — 0.7%
129,000 Gap, Inc. (The), 3.875%, 10/01/31
(b)
113,744
54,000 GYP Holdings III Corp., 4.625%, 05/01/29
(b)
51,513
165,257
CONSUMER STAPLES — 1.3%
BEVERAGES — 0.7%
37,000 Coca-Cola Co (The), 1.650%, 06/01/30 32,115
65,000 Keurig Dr Pepper, Inc., 5.200%, 03/15/31 66,210
56,000 PepsiCo, Inc., 5.000%, 02/07/35 56,431
154,756
FOOD — 0.2%
54,000 HLF Financing Sarl LLC, 12.250%, 04/15/29
(b)
58,397
RETAIL - CONSUMER STAPLES — 0.1%
20,000 Kroger Co. (The), 5.500%, 09/15/54 19,448
TOBACCO & CANNABIS — 0.3%
30,000 Altria Group, Inc., 5.625%, 02/06/35 30,516
45,000 Philip Morris International, Inc., 5.125%, 02/15/30 45,834
76,350
ENERGY — 5.3%
OIL & GAS PRODUCERS — 4.2%
21,000 BP Capital Markets America, Inc., 4.893%, 09/11/33 20,746
159,000 California Resources Corp., 8.250%, 06/15/29
(b)
163,691
68,000 Chevron USA, Inc., 4.819%, 04/15/32 68,571
29,000 ConocoPhillips Co., 5.000%, 01/15/35 28,849
70,000 ConocoPhillips Co., 5.300%, 05/15/53 66,553
25,000 Energy Transfer LP, 6.400%, 12/01/30 26,673
125,000
Energy Transfer LP, 6.625%, (US0003M + 416bps),
Perpetual
(a)
124,788

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 40.0% (Continued)
ENERGY — 5.3% (Continued)
OIL & GAS PRODUCERS — 4.2% (Continued)
30,000 Enterprise Products Operating LLC, 4.800%, 02/01/49 $ 26,838
125,000 Exxon Mobil Corp., 4.327%, 03/19/50 106,349
75,000 Phillips 66 Co., 5.250%, 06/15/31 76,263
125,000
South Bow Canadian Infrastructure Holdings Ltd., 7.500%,
(H15T5Y + 367bps), 03/01/55
(a),(b)
128,884
55,000 TotalEnergies Capital SA, 5.488%, 04/05/54 54,255
75,000 Vital Energy, Inc., 7.750%, 07/31/29
(b)
74,502
68,000 Vital Energy, Inc., 7.875%, 04/15/32
(b)
65,603
1,032,565
OIL & GAS SERVICES & EQUIPMENT — 1.1%
104,000 Helix Energy Solutions Group, Inc., 9.750%, 03/01/29
(b)
111,386
82,000 Nabors Industries, Inc., 7.375%, 05/15/27
(b)
82,211
82,000 Noble Finance II LLC, 8.000%, 04/15/30
(b)
82,923
276,520
FINANCIALS — 15.0%
ASSET MANAGEMENT — 0.3%
25,000
Charles Schwab Corp. (The), 5.643%, (SOFRRATE +
221bps), 05/19/29
(a)
25,732
38,213
United Airlines 2023-1 Class A Pass Through Trust, 5.800%,
07/15/36
39,226
64,958
BANKING — 9.7%
200,000
Banco Bilbao Vizcaya Argentaria SA, 6.125%, (USSW5 +
387bps), Perpetual
(a)
192,728
200,000
Banco Santander SA, 8.000%, (H15T5Y + 391bps),
Perpetual
(a)
212,013
185,000 Bank of America Corp., 1.658%, 03/11/27
(a)
179,665
39,000
Bank of Montreal, 4.640%, (SOFRRATE + 125bps),
09/10/30
(a)
38,802
39,000
Bank of Nova Scotia (The), 5.130%, (SOFRRATE + 107bps),
02/14/31
(a)
39,386
200,000 Barclays PLC, 4.375%, (H15T5Y + 341bps), Perpetual
(a)
185,129
200,000 CaixaBank SA, 3.625%, (EUSA5 + 386bps), Perpetual
(a),(b)
193,847
60,000 Canadian Imperial Bank of Commerce, 5.260%, 04/08/29 61,194
55,000 Citigroup, Inc., 5.174%, (SOFRRATE + 136bps), 02/13/30
(a)
55,673
200,000
Deutsche Bank AG, 4.789%, (USISOA05 + 436bps),
Perpetual
(a)
199,770
200,000 ING Groep NV, 4.250%, (H15T5Y + 286bps), Perpetual
(a)
167,628
80,000
JPMorgan Chase & Co., 5.299%, (SOFRRATE + 145bps),
07/24/29
(a)
81,519

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 40.0% (Continued)
FINANCIALS — 15.0% (Continued)
BANKING — 9.7% (Continued)
50,000
JPMorgan Chase & Co., 5.140%, (SOFRRATE + 90bps),
01/24/31
(a)
$ 50,717
200,000 NatWest Group PLC, 4.600%, Perpetual
(a)
173,274
22,000
PNC Financial Services Group Inc. (The), 6.875%,
(SOFRRATE + 2bps), 10/20/34
(a)
24,447
200,000
Raiffeisen Bank International AG, 4.500%, (EUAMDB05 +
388bps), Perpetual
(a)
205,582
65,000
Royal Bank of Canada, 4.650%, (SOFRINDEX + 108bps),
10/18/30
(a)
64,664
39,000 Toronto-Dominion Bank (The), 4.861%, 01/31/28 39,332
21,000 Toronto-Dominion Bank (The), 5.523%, 07/17/28 21,591
45,000 Toronto-Dominion Bank (The), 4.994%, 04/05/29 45,492
6,000
Truist Financial Corp., 7.161%, (SOFRRATE + 245bps),
10/30/29
(a)
6,463
33,000 US Bancorp, 5.678%, (SOFRRATE + 186bps), 01/23/35
(a)
33,927
50,000
Wells Fargo & Co., 6.303%, (SOFRRATE + 179bps),
10/23/29
(a)
52,596
55,000
Wells Fargo & Co., 4.897%, (SOFRRATE + 210bps),
07/25/33
(a)
54,261
2,379,700
INSTITUTIONAL FINANCIAL SERVICES — 2.8%
70,000 Bank of New York Mellon Corp. (The), 5.060%, 07/22/32
(a)
70,880
125,000
CenterPoint Energy, Inc., 6.850%, (H15T5Y + 295bps),
02/15/55
(a)
126,441
157,000 Goldman Sachs Bank USA, 4.300%, 03/11/27 156,686
35,000
Goldman Sachs Bank USA, 5.414%, (SOFRRATE + 75bps),
05/21/27
(a)
35,391
99,000 Goldman Sachs Group, Inc. (The), 1.431%, 03/09/27
(a)
95,906
150,000 Goldman Sachs Group, Inc. (The), 1.992%, 01/27/32
(a)
127,341
85,000 Morgan Stanley, 1.593%, 05/04/27
(a)
82,092
694,737
SPECIALTY FINANCE — 2.2%
50,000
American Express Co., 5.284%, (SOFRRATE + 142bps),
07/26/35
(a)
50,422
132,000 Bread Financial Holdings, Inc., 9.750%, 03/15/29
(b)
142,055
20,000 Capital One Financial Corp., 1.878%, 11/02/27
(a)
19,079
35,000 Capital One Financial Corp., 6.209%, 06/08/29
(a)
36,472
10,000
Capital One Financial Corp., 5.463%, (SOFRRATE + 156bps),
07/26/30
(a)
10,198
190,000
Discover Financial Services, 6.125%, (H15T5Y + 578bps),
Perpetual
(a)
190,354

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 40.0% (Continued)
FINANCIALS — 15.0% (Continued)
SPECIALTY FINANCE — 2.2% (Continued)
82,000 Springleaf Finance Corp., 5.375%, 11/15/29 $ 80,185
528,765
HEALTH CARE — 1.1%
BIOTECH & PHARMA — 0.1%
28,000 Eli Lilly & Co., 5.000%, 02/09/54 26,817
HEALTH CARE FACILITIES & SERVICES — 1.0%
50,000 Cigna Group (The), 5.000%, 05/15/29 50,721
82,000 DaVita Inc., 4.625%, 06/01/30
(b)
76,108
25,000 UnitedHealth Group, Inc., 5.300%, 02/15/30 25,726
65,000 UnitedHealth Group, Inc., 4.500%, 04/15/33 62,812
25,000 UnitedHealth Group, Inc., 5.375%, 04/15/54 24,027
239,394
INDUSTRIALS — 2.5%
AEROSPACE & DEFENSE — 0.2%
30,000 Boeing Co. (The), 5.150%, 05/01/30 30,048
15,000 Northrop Grumman Corp., 3.250%, 01/15/28 14,495
44,543
COMMERCIAL SUPPORT SERVICES — 0.7%
157,000 Deluxe Corp., 8.000%, 06/01/29
(b)
149,451
15,000 Waste Management, Inc., 4.950%, 03/15/35 15,020
164,471
DIVERSIFIED INDUSTRIALS — 0.4%
90,000 Honeywell International, Inc., 4.750%, 02/01/32 90,129
ELECTRICAL EQUIPMENT — 0.1%
35,000 Johnson Controls International PLC, 5.500%, 04/19/29 35,981
ENGINEERING & CONSTRUCTION — 0.6%
138,000 Tutor Perini Corp., 11.875%, 04/30/29
(b)
152,472
MACHINERY — 0.2%
5,000 John Deere Capital Corp., 4.900%, 03/07/31 5,080
45,000 John Deere Capital Corp., 4.400%, 09/08/31 44,460
49,540
TRANSPORTATION & LOGISTICS — 0.3%
80,000 Burlington Northern Santa Fe LLC, 4.550%, 09/01/44 72,504
MATERIALS — 1.9%
CHEMICALS — 0.3%
67,000 Dow Chemical Co. (The), 5.350%, 03/15/35 66,846

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 40.0% (Continued)
MATERIALS — 1.9% (Continued)
METALS & MINING — 1.6%
142,000 Alliance Resource Operating Partners LP, 8.625%, 06/15/29
(b)
$ 150,711
109,000 Eldorado Gold Corp., 6.250%, 09/01/29
(b)
108,479
149,000 SunCoke Energy, Inc., 4.875%, 06/30/29
(b)
138,669
397,859
REAL ESTATE — 0.2%
REAL ESTATE INVESTMENT TRUSTS — 0.2%
50,000 American Tower Corp., 3.800%, 08/15/29 48,031
TECHNOLOGY — 1.3%
SEMICONDUCTORS — 0.2%
35,000 Broadcom, Inc., 4.350%, 02/15/30 34,435
15,000 Intel Corp., 5.700%, 02/10/53 14,111
48,546
SOFTWARE — 0.8%
54,000 Consensus Cloud Solutions, Inc., 6.500%, 10/15/28
(b)
54,245
35,000 Oracle Corp., 2.300%, 03/25/28 32,804
26,000 Oracle Corp., 5.250%, 02/03/32 26,399
67,000 Oracle Corp., 3.600%, 04/01/40 53,493
54,000
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.875%, 02/01/29
(b)
50,080
217,021
TECHNOLOGY HARDWARE — 0.3%
49,000 Apple, Inc., 2.950%, 09/11/49 33,800
30,000 Cisco Systems, Inc., 4.950%, 02/26/31 30,591
64,391
UTILITIES — 5.0%
ELECTRIC UTILITIES — 4.2%
40,000 Alabama Power Co., 3.450%, 10/01/49 29,008
15,000 Berkshire Hathaway Energy Co., 3.700%, 07/15/30 14,356
10,000
Consolidated Edison Co. of New York, Inc., 5.700%,
05/15/54
10,153
50,000
Dominion Energy, Inc., 6.625%, (H15T5Y + 221bps),
05/15/55
(a)
50,593
30,000 Duke Energy Carolinas LLC, 5.250%, 03/15/35 30,460
142,000 Duke Energy Carolinas LLC, 5.300%, 02/15/40 142,540
20,000 Entergy Corp., 1.900%, 06/15/28 18,358
27,000 Florida Power & Light Co., 5.300%, 06/15/34 27,692
35,000 Florida Power & Light Co., 5.300%, 04/01/53 34,364
145,000 MidAmerican Energy Co., 4.250%, 07/15/49 121,126
15,000 NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/30 13,214

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 40.0% (Continued)
UTILITIES — 5.0% (Continued)
ELECTRIC UTILITIES — 4.2% (Continued)
100,000
NextEra Energy Capital Holdings, Inc., 6.750%, (H15T5Y +
246bps), 06/15/54
(a)
$ 102,749
100,000 NiSource, Inc., 6.375%, (H15T5Y + 253bps), 03/31/55
(a)
99,931
75,000
NRG Energy, Inc., 10.250%, (H15T5Y + 592bps),
Perpetual
(a),(b)
83,719
40,000 Pacific Gas and Electric Co., 4.550%, 07/01/30 38,711
80,000 Virginia Electric and Power Co., 5.450%, 04/01/53 77,926
125,000 Vistra Corp., 8.875%, (H15T5Y + 505bps), Perpetual
(a)
134,200
1,029,100
GAS & WATER UTILITIES — 0.8%
125,000 AltaGas Ltd., 7.200%, (H15T5Y + 357bps), 10/15/54
(a),(b)
125,427
82,000 Suburban Propane Partners LP, 5.000%, 06/01/31
(b)
75,298
200,725
TOTAL CORPORATE BONDS
(Cost $9,838,806) 9,787,998
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES — 26.6%
287,772 Fannie Mae Pool, 3.500%, 10/13/37 267,298
187,883 Fannie Mae Pool, 4.500%, 07/01/40 186,439
93,503 Fannie Mae Pool, 4.000%, 01/01/41 90,529
190,183 Fannie Mae Pool, 5.000%, 11/01/46 191,047
114,220 Fannie Mae Pool, 4.000%, 06/01/47 109,160
110,994 Fannie Mae Pool, 3.500%, 09/01/49 99,799
141,870 Fannie Mae Pool, 3.500%, 11/01/49 129,325
77,899 Fannie Mae Pool, 3.000%, 09/01/50 68,695
145,569 Fannie Mae Pool, 3.500%, 09/01/50 131,954
64,460 Fannie Mae Pool, 2.500%, 05/01/51 54,197
51,269 Fannie Mae Pool, 3.000%, 05/01/51 45,105
91,318 Fannie Mae Pool, 2.500%, 06/01/51 77,174
260,384 Fannie Mae Pool, 2.500%, 10/01/51 218,860
75,071 Fannie Mae Pool, 5.000%, 06/01/52 74,599
244,967 Fannie Mae Pool, 5.500%, 11/01/52 247,574
35,264 Fannie Mae Pool, 6.500%, 01/01/53 36,654
51,160 Fannie Mae Pool, 4.500%, 04/01/53 49,335
44,613 Fannie Mae Pool, 6.000%, 09/01/53 45,999
91,395 Fannie Mae Pool, 4.500%, 11/01/54 88,521
137,819 Fannie Mae Pool, 5.500%, 09/01/56 142,880
188,471 Fannie Mae REMICS, 5.000%, 02/25/51 188,458
77,000 Federal Farm Credit Banks Funding Corp., 4.970%, 01/15/30 77,060
10,000 Federal Farm Credit Banks Funding Corp., 1.570%, 09/23/30 8,682

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES — 26.6% (Continued)
90,000 Federal Farm Credit Banks Funding Corp., 1.670%, 03/03/31 $ 77,596
30,000 Federal Farm Credit Banks Funding Corp., 1.790%, 07/21/31 25,759
80,000 Federal Home Loan Banks, 4.840%, 03/06/30 80,008
75,000 Federal Home Loan Banks, 5.190%, 02/25/32 75,153
140,000 Federal Home Loan Banks, 5.920%, 05/23/34 140,319
550,000 Federal National Mortgage Association, 1.600%, 08/24/35 412,385
60,379 Freddie Mac Gold Pool, 4.000%, 08/01/45 57,554
650,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.626%, 11/25/30
(a)
78,599
143,854 Freddie Mac Pool, 2.000%, 09/01/41 124,094
291,538 Freddie Mac Pool, 2.000%, 11/01/41 252,061
88,676 Freddie Mac Pool, 2.500%, 04/01/42 77,826
66,479 Freddie Mac Pool, 3.000%, 05/01/42 60,499
110,761 Freddie Mac Pool, 3.000%, 07/01/51 97,173
81,021 Freddie Mac Pool, 2.500%, 02/01/52 68,118
80,227 Freddie Mac Pool, 3.500%, 04/01/52 73,204
256,087 Freddie Mac Pool, 3.000%, 05/01/52 225,159
139,828 Freddie Mac Pool, 5.000%, 07/01/52 138,068
146,757 Freddie Mac REMICS, 3.000%, 05/15/43 143,661
51,000 Freddie Mac REMICS, 5.500%, 11/25/51 51,542
196,244 Ginnie Mae II Pool, 2.500%, 08/20/50 164,984
127,045 Ginnie Mae II Pool, 2.500%, 12/20/50 107,891
224,112 Ginnie Mae II Pool, 2.000%, 03/20/51 181,099
352,331 Ginnie Mae II Pool, 3.000%, 10/20/51 313,810
85,135 Ginnie Mae II Pool, 3.000%, 03/20/52 75,193
213,695 Ginnie Mae II Pool, 5.000%, 11/20/52 211,203
206,879 Ginnie Mae II Pool, 5.500%, 09/01/53
(a)
208,863
112,452
Government National Mortgage Association, 5.500%,
02/20/48
113,186
213,851
Government National Mortgage Association, 2.500%,
10/20/51
178,857
60,000
Government National Mortgage Association, 5.000%,
01/20/54
59,420
TOTAL MORTGAGE-BACKED
SECURITIES (Cost $6,561,802) 6,502,628
Principal
Amount ($) Fair Value
NON U.S. GOVERNMENT & AGENCIES — 0.9%
SUPRANATIONAL — 0.9%
147,000
International Bank for Reconstruction
& Development, 2.700%, 12/28/37
2.7000 12/28/37 117,313
100,000
International Bank for Reconstruction
& Development, 4.700%, 11/08/34
4.7000 11/08/34 99,979

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
NON U.S. GOVERNMENT & AGENCIES — 0.9% (Continued)
TOTAL NON U.S. GOVERNMENT &
AGENCIES (Cost $213,035) 217,292
Principal
Amount ($) Fair Value
U.S. GOVERNMENT & AGENCIES — 14.9%
GOVERNMENT OWNED, NO GUARANTEE — 0.5%
117,000 Tennessee Valley Authority, 5.250%, 02/01/55 $ 120,143
GOVERNMENT SPONSORED — 1.0%
292,000
Resolution Funding Corp. Principal Strips, 0.000%,
01/15/30
(c)
237,787
U.S. TREASURY BONDS — 6.7%
233,000 United States Treasury Note/Bond, 4.125%, 11/15/27 233,892
316,000 United States Treasury Note/Bond, 3.750%, 12/31/28 313,229
308,000 United States Treasury Note/Bond, 4.750%, 02/15/45 317,384
397,000 United States Treasury Note/Bond, 3.125%, 05/15/48 313,072
165,000 United States Treasury Note/Bond, 4.250%, 02/15/54 157,253
313,000 United States Treasury Note/Bond, 4.500%, 11/15/54 311,924
1,646,754
U.S. TREASURY NOTES — 6.7%
116,000 United States Treasury Note/Bond, 4.250%, 11/30/26 116,458
314,000 United States Treasury Note/Bond, 4.125%, 02/28/27 314,840
312,000 United States Treasury Note/Bond, 4.250%, 02/15/28 314,474
318,000 United States Treasury Note/Bond, 3.500%, 09/30/29 311,298
275,000 United States Treasury Note/Bond, 4.000%, 02/28/30 274,968
204,000 United States Treasury Note/Bond, 4.125%, 02/29/32 203,952
105,000 United States Treasury Note/Bond, 4.625%, 02/15/35 108,634
1,644,624
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $3,622,566) 3,649,308
Contracts Description
Expiration
Date
Exercise
Price Notional Value Fair Value
PURCHASED CALL OPTIONS  - 0.2%
31 E-mini S&P 500 Index 06/20/2025 $ 6,350 $ 18,216,375 $ 58,900
TOTAL PURCHASED CALL OPTIONS   (Cost - $139,500) 58,900

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.5%
362,617
First American Treasury Obligations
Fund, Class X, 4.28%
(d)
$ 362,617
TOTAL SHORT-TERM INVESTMENTS (Cost $362,617) 362,617
TOTAL INVESTMENTS - 97.8% (Cost
$24,075,385) $ 23,932,538
Other Assets in Excess of Liabilities- 2.2% 538,901
NET ASSETS - 100.0% $ 24,471,439
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of
1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of February 28, 2025 the total market value of 144A securities is 4,851,108 or 19.8% of net assets.
(c) The security is issued in zero coupon form with no periodic interest payments.
(d) Rate disclosed is the seven day effective yield as of February 28, 2025.
REMIC - Real Estate Mortgage Investment Conduit

North Square Kennedy MicroCap Fund
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.1%
COMMUNICATIONS - 2.5%
ADVERTISING & MARKETING - 0.9%
22,281 Advantage Solutions, Inc.
(a)
$ 55,925
3,152 Magnite, Inc.
(a)
49,707
105,632
ENTERTAINMENT CONTENT - 0.5%
6,204 Inspired Entertainment, Inc.
(a)
66,879
INTERNET MEDIA & SERVICES - 0.3%
8,406 OptimizeRx Corp.
(a)
43,543
PUBLISHING & BROADCASTING - 0.8%
5,973 Thryv Holdings, Inc.
(a)
102,975
TOTAL COMMUNICATIONS 319,029
CONSUMER DISCRETIONARY - 3.1%
CONSUMER SERVICES - 3.1%
14,138 Legacy Education, Inc.
(a)
103,490
6,896 Universal Technical Institute, Inc.
(a)
194,743
3,625 Upbound Group, Inc. 93,598
391,831
TOTAL CONSUMER DISCRETIONARY 391,831
CONSUMER STAPLES - 5.0%
FOOD - 2.3%
2,793 LifeVantage Corp. 47,956
6,587 Nature's Sunshine Products, Inc.
(a)
95,973
24,891 SunOpta, Inc.
(a)
156,066
299,995
HOUSEHOLD PRODUCTS - 0.6%
2,270 Edgewell Personal Care Co. 71,437
RETAIL - CONSUMER STAPLES - 0.3%
1,622 SpartanNash Co. 32,748
WHOLESALE - CONSUMER STAPLES - 1.8%
3,536 Chefs' Warehouse, Inc. (The)
(a)
221,283
TOTAL CONSUMER STAPLES 625,463
ENERGY - 7.8%
OIL & GAS PRODUCERS - 1.8%
7,055 Riley Exploration Permian, Inc.
(a)
222,656
OIL & GAS SERVICES & EQUIPMENT - 6.0%
581 Flotek Industries, Inc.
(a)
4,654
11,498 Helix Energy Solutions Group, Inc.
(a)
99,113
26,332 MIND Technology, Inc.
(a)
212,235

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.1% (Continued)
ENERGY - 7.8% (Continued)
OIL & GAS SERVICES & EQUIPMENT - 6.0% (continued)
11,803 MRC Global, Inc.
(a)
$ 143,643
12,217 Oil States International, Inc.
(a)
66,460
4,082 Solaris Energy Infrastructure, Inc., Class A 139,400
3,275 Thermon Group Holdings, Inc.
(a)
96,613
762,118
TOTAL ENERGY 984,774
FINANCIALS - 26.6%
ASSET MANAGEMENT - 0.9%
6,569 Trinity Capital, Inc.
(a)
108,783
BANKING - 18.6%
6,333 Amerant Bancorp Inc. 145,406
5,757 Banc of California, Inc. 85,607
6,533 Capital Bancorp, Inc.
(a)
199,322
6,446 Carter Bankshares, Inc.
(a)
111,774
834 Coastal Financial Corp.
(a)
82,341
1,256 First Financial Corp. 64,948
6,639 Investar Holding Corp. 124,348
3,095 Northeast Bank 310,799
9,997 Old Second Bancorp, Inc. 183,345
3,239 Origin Bancorp Inc.
(a)
125,414
9,237 Primis Financial Corp. 97,081
7,032 Southern California Bancorp
(a)
112,442
9,392 Southern States Bancshares, Inc.
(a)
305,051
7,011 Third Coast Bancshares, Inc.
(a)
251,133
3,589 Timberland Bancorp, Inc. 114,920
3,842 VersaBank 47,987
2,361,918
INSTITUTIONAL FINANCIAL SERVICES - 0.5%
2,781 Perella Weinberg Partners 64,269
INSURANCE - 3.6%
18,378 Abacus Life, Inc.
(a)
142,981
12,867 Crawford & Co.
(a)
158,007
6,962 Tiptree Financial Inc. 157,550
458,538
SPECIALTY FINANCE - 3.0%
2,138 Atlanticus Holdings Corp.
(a)
117,440
4,636 LendingClub Corp.
(a)
59,294
2,268 Mid Penn Bancorp, Inc.
(a)
64,411

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.1% (Continued)
FINANCIALS - 26.6% (Continued)
SPECIALTY FINANCE - 3.0% (continued)
18,656 Oportun Financial Corp.
(a)
$ 131,712
372,857
TOTAL FINANCIALS 3,366,365
HEALTH CARE - 21.8%
BIOTECH & PHARMA - 8.9%
11,519 Abeona Therapeutics, Inc.
(a)
60,360
11,956 Adaptive Biotechnologies Corp.
(a)
98,756
13,995 Aldeyra Therapeutics Inc.
(a)
71,514
418 ANI Pharmaceuticals, Inc.
(a)
25,870
9,139 Annexon, Inc.
(a)
24,127
4,397 Avadel Pharmaceuticals PLC
(a)
34,780
2,468 Capricor Therapeutics, Inc.
(a)
37,958
8,127 Cogent Biosciences, Inc.
(a)
61,196
7,205 CorMedix, Inc.
(a)
74,644
3,006 Day One Biopharmaceuticals, Inc.
(a)
27,234
24,956 Elutia, Inc.
(a)
81,856
12,826 Exagen, Inc.
(a)
44,378
4,274 iTeos Therapeutics, Inc.
(a)
31,029
1,203 Janux Therapeutics, Inc.
(a)
39,567
1 Karyopharm Therapeutics, Inc.
(a)
2
1,963 Oruka Therapeutics, Inc.
(a)
19,924
49,392 Ovid Therapeutics, Inc.
(a)
26,178
790 Praxis Precision Medicines, Inc.
(a)
30,494
1,550 Protagonist Therapeutics, Inc.
(a)
58,265
27,546 Puma Biotechnology, Inc.
(a)
98,614
1,762 Rigel Pharmaceuticals, Inc.
(a)
40,632
1,183 Verona Pharma PLC - ADR
(a)
82,372
12,691 Xeris Biopharma Holdings, Inc.
(a)
48,607
1,118,357
HEALTH CARE FACILITIES & SERVICES - 5.2%
25,881 Accolade, Inc.
(a)
180,391
14,124 AdaptHealth Corp.
(a)
160,731
31,517 Inotiv, Inc.
(a)
97,072
8,998 Owens & Minor, Inc.
(a)
86,201
11,439 Personalis, Inc.
(a)
47,357
996 US Physical Therapy, Inc. 80,696
652,448
HEALTH CARE TECHNOLOGY - 0.7%
19,658 Health Catalyst, Inc.
(a)
91,803
MEDICAL EQUIPMENT & DEVICES - 7.0%
4,995 AtriCure, Inc.
(a)
193,507

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.1% (Continued)
HEALTH CARE - 21.8% (Continued)
MEDICAL EQUIPMENT & DEVICES - 7.0% (continued)
15,087 Bioventus, Inc.
(a)
$ 152,982
5,154 CryoLife, Inc.
(a)
130,963
9,072 Delcath Systems Inc.
(a)
128,550
483 ICU Medical, Inc.
(a)
70,677
3,376 OrthoPediatrics Corp.
(a)
78,391
4,710 Tactile Systems Technology, Inc.
(a)
67,306
2,862 Tandem Diabetes Care, Inc.
(a)
63,365
885,741
TOTAL HEALTH CARE 2,748,349
INDUSTRIALS - 9.7%
AEROSPACE & DEFENSE - 1.7%
6,270 Park Aerospace Corp.
(a)
86,714
4,927 Triumph Group, Inc.
(a)
125,047
211,761
COMMERCIAL SUPPORT SERVICES - 2.7%
3,712 Barrett Business Services, Inc. 149,407
310 CRA International, Inc. 59,877
4,164 Healthcare Services Group, Inc.
(a)
43,722
4,574 Kelly Services, Inc., Class A 61,612
5,786 Quest Resource Holding Corp.
(a)
26,442
341,060
ELECTRICAL EQUIPMENT - 0.5%
2,231 LSI Industries, Inc. 41,251
4,856 Stoneridge, Inc.
(a)
27,291
68,542
ENGINEERING & CONSTRUCTION - 0.7%
2,456 NV5 Global, Inc.
(a)
44,330
1,967 Southland Holdings, Inc.
(a)
6,491
317 VSE Corp. 37,565
88,386
INDUSTRIAL INTERMEDIATE PROD - 1.0%
623 AZZ, Inc. 59,877
2,324 Insteel Industries, Inc. 65,397
125,274
MACHINERY - 0.6%
9,871 Intevac, Inc.
(a)
39,682

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.1% (Continued)
INDUSTRIALS - 9.7% (Continued)
MACHINERY - 0.6% (continued)
4,310 Titan International, Inc.
(a)
$ 36,721
76,403
TECHNOLOGY - 1.2%
4,904 Faro Technologies, Inc.
(a)
156,732
TRANSPORTATION EQUIPMENT - 1.3%
5,235 REV Group, Inc. 159,668
TOTAL INDUSTRIALS 1,227,826
MATERIALS - 3.2%
CHEMICALS - 1.5%
9,295 American Vanguard Corp.
(a)
47,776
2,482 Koppers Holdings, Inc. 72,251
8,323 LSB Industries, Inc.
(a)
61,008
181,035
CONTAINERS & PACKAGING - 1.1%
7,023 TriMas Corp.
(a)
143,901
METALS & MINING - 0.6%
875 Materion Corp. 79,940
TOTAL MATERIALS 404,876
REAL ESTATE - 2.7%
REIT - 2.7%
19,715 Chatham Lodging Trust 159,298
5,534 CTO Realty Growth, Inc. 105,367
4,666 Plymouth Industrial REIT, Inc. 80,908
345,573
TOTAL REAL ESTATE 345,573
TECHNOLOGY - 11.7%
SEMICONDUCTORS - 1.2%
1,092 Axcelis Technologies, Inc.
(a)
59,830
5,179 MagnaChip Semiconductor Corp.
(a)
23,513
1,092 Silicon Motion Technology Corp. - ADR 61,261
144,604
SOFTWARE - 3.8%
9,346 Asure Software, Inc.
(a)
98,040
4,669 Computer Programs & Systems, Inc.
(a)
135,634
8,286 Evolent Health, Inc., Class A
(a)
74,491
4,153 Red Violet, Inc.
(a)
168,695
476,860
TECHNOLOGY HARDWARE - 4.9%
7,128 Aviat Networks, Inc.
(a)
149,189

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.1% (Continued)
TECHNOLOGY - 11.7% (Continued)
TECHNOLOGY HARDWARE - 4.9% (continued)
10,002 Key Tronic Corp.
(a)
$ 30,606
3,546 Kornit Digital Ltd.
(a)
87,799
10,571 PlayAGS, Inc.
(a)
128,121
26,794 Powerfleet, Inc.
(a)
188,898
4,265 Universal Electronics, Inc.
(a)
33,224
617,837
TECHNOLOGY SERVICES - 1.8%
89,678 FiscalNote Holdings, Inc.
(a)
110,304
2,588 Pagaya Technologies Ltd.
(a)
33,204
4,358 Penguin Solutions, Inc.
(a)
86,855
230,363
TOTAL TECHNOLOGY 1,469,664
TOTAL COMMON STOCKS
(Cost $10,424,271) 11,883,750
Shares Fair Value
SHORT-TERM INVESTMENTS — 6.1%
771,842
First American Treasury Obligations
Fund, Class X, 4.28%
(b)
771,842
TOTAL SHORT-TERM INVESTMENTS (Cost $771,842) 771,842
TOTAL INVESTMENTS — 100.2% (Cost
$11,196,113) $ 12,655,592
Liabilities in Excess of Other Assets — (0.2)% (26,455)
NET ASSETS —100.0% $ 12,629,137
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2025.

North Square Core Plus Bond Fund
Schedule of Futures Contracts
February 28, 2025 (Unaudited)
Contracts
Long Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
8
10 Year US Treasury Note Future 06/19/2025 $ 888,750 $ 3,781
13
5 Year US Treasury Note Future 07/01/2025 1,403,187 5,485
6
Ultra US Treasury Bond Future 06/19/2025 744,750 4,312
5
US Treasury Long Bond Future 06/19/2025 590,469 2,187
$ 15,765
Short Contracts
(8)
E-mini S&P 500 Future 03/24/2025 $ (2,385,300) $ 55,450
(2)
Ultra 10 Year US Treasury Note Future 06/19/2025 (228,500) (1,094)
$ 54,356